THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%

	Shares	Value

COMMUNICATION SERVICES — 1.3%

John Wiley & Sons, Cl A	835,000	$31,036,950

CONSUMER DISCRETIONARY — 6.7%

Bowlero Corp, Cl A *	860,000	8,273,200

European Wax Center, Cl A *	1,435,000	23,247,000

Leslie’s *	2,020,000	11,433,200

Ollie’s Bargain Outlet Holdings *	230,000	17,751,400

Planet Fitness, Cl A *	520,000	25,573,600

Sally Beauty Holdings *	1,880,000	15,754,400

Shake Shack, Cl A *	455,000	26,421,850

Wingstop	160,000	28,774,400

		157,229,050

CONSUMER STAPLES — 15.1%

Central Garden & Pet, Cl A *	727,915	29,182,113

Freshpet *	490,000	32,281,200

Hostess Brands, Cl A *	1,950,000	64,954,500

J&J Snack Foods	180,000	29,457,000

Lancaster Colony	270,000	44,558,100

MGP Ingredients	410,000	43,246,800

Simply Good Foods *	1,295,000	44,703,400

Sovos Brands *	1,334,206	30,086,345

Utz Brands, Cl A	2,460,000	33,037,800

		351,507,258

FINANCIALS — 13.7%

AMERISAFE	270,000	13,518,900

BancFirst	245,000	21,248,850

BRP Group, Cl A *	1,550,000	36,006,500

Community Bank System	420,000	17,728,200

Cullen/Frost Bankers	272,865	24,888,017

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued

First Financial Bankshares	966,730	$24,284,257

German American Bancorp	625,000	16,931,250

Independent Bank	290,000	14,236,100

James River Group Holdings	620,000	9,517,000

Palomar Holdings *	465,000	23,598,750

Selective Insurance Group	470,000	48,489,900

ServisFirst Bancshares	408,710	21,322,401

Skyward Specialty Insurance Group *	515,000	14,090,400

Stock Yards Bancorp	355,000	13,947,950

WSFS Financial	500,000	18,250,000

		318,058,475

HEALTH CARE — 18.1%

Abcam PLC ADR *	700,000	15,841,000

AtriCure *	765,000	33,507,000

Axonics *	835,000	46,860,200

CONMED	395,000	39,835,750

Globus Medical, Cl A *	795,000	39,471,750

Inspire Medical Systems *	195,000	38,695,800

Integra LifeSciences Holdings *	1,015,000	38,762,850

Neogen *	1,815,000	33,650,100

Omnicell *	655,000	29,501,200

Outset Medical *	800,000	8,704,000

Penumbra *	145,000	35,076,950

PROCEPT BioRobotics *	650,000	21,326,500

SI-BONE *	181,077	3,846,075

Tandem Diabetes Care *	675,000	14,019,750

Veracyte *	955,000	21,325,150

		420,424,075

INDUSTRIALS — 20.3%

Albany International, Cl A	420,000	36,237,600

Barnes Group	520,000	17,664,400

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued

CSW Industrials	230,000	$40,305,200

Enerpac Tool Group, Cl A	225,000	5,946,750

ESCO Technologies	515,000	53,786,600

Hayward Holdings *	2,155,000	30,385,500

John Bean Technologies	635,000	66,763,900

Montrose Environmental Group *	605,000	17,702,300

MSA Safety	240,510	37,916,402

RB Global	505,000	31,562,500

RBC Bearings *	265,000	62,044,450

Standex International	240,000	34,965,600

Transcat *	171,960	16,846,921

Xylem	223,200	20,317,896

		472,446,019

INFORMATION TECHNOLOGY — 20.7%

Asana, Cl A *	1,385,000	25,359,350

Box, Cl A *	1,500,000	36,315,000

Braze, Cl A *	535,000	25,000,550

Freshworks, Cl A *	2,370,000	47,210,400

New Relic *	830,000	71,064,600

Novanta *	175,000	25,102,000

Nutanix, Cl A *	1,510,000	52,668,800

Pure Storage, Cl A *	2,070,000	73,733,400

Q2 Holdings *	740,000	23,879,800

Smartsheet, Cl A *	1,085,000	43,899,100

Tenable Holdings *	435,000	19,488,000

Workiva, Cl A *	370,000	37,495,800

		481,216,800

MATERIALS — 3.6%

Innospec	345,000	35,259,000

Sensient Technologies	475,000	27,778,000

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued

TriMas	855,690	$21,186,884

		84,223,884

TOTAL COMMON STOCK (Cost $2,006,418,285)		2,316,142,511

CASH EQUIVALENT** — 0.8%

Fidelity Investments - Money Market Treasury Only, Cl I, 5.200%	19,051,329	19,051,329

TOTAL CASH EQUIVALENT (Cost $19,051,329)		19,051,329

TOTAL INVESTMENTS — 100.3% (Cost $2,025,469,614)		$2,335,193,840

Percentages are based on Net Assets of $2,328,476,344.

* Non-income producing security.

** Rate reported is the 7-day effective yield as of September 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CSC-QH-001-3800

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND SEPTEMBER 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%

	Shares	Value

CONSUMER DISCRETIONARY — 7.6%

Advance Auto Parts	770,000	$43,066,100

Bath & Body Works	2,450,000	82,810,000

Domino’s Pizza	80,000	30,303,200

Leslie’s *	5,220,500	29,548,030

Planet Fitness, Cl A *	1,220,000	59,999,600

Tractor Supply	370,000	75,128,500

Ulta Beauty *	170,000	67,906,500

		388,761,930

CONSUMER STAPLES — 10.0%

Brown-Forman, Cl B	1,215,000	70,093,350

Clorox	570,000	74,704,200

Freshpet *	1,290,000	84,985,200

Hormel Foods	2,570,000	97,737,100

JM Smucker	530,000	65,142,300

Lamb Weston Holdings	490,000	45,305,400

McCormick	1,030,000	77,909,200

		515,876,750

FINANCIALS — 13.8%

Arthur J Gallagher	320,000	72,937,600

Cullen/Frost Bankers	752,575	68,642,366

Everest Group	495,000	183,976,650

FactSet Research Systems	215,000	94,010,900

Northern Trust	860,000	59,752,800

Ryan Specialty Holdings, Cl A *	1,265,000	61,226,000

Toast, Cl A *	4,175,000	78,197,750

Tradeweb Markets, Cl A	1,100,000	88,220,000

		706,964,066

HEALTH CARE — 22.0%

Abcam PLC ADR *	1,609,915	36,432,376

Align Technology *	285,000	87,016,200

5	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALT CARE — continued

Bio-Techne	1,350,000	$91,894,500

Cooper	200,000	63,602,000

DENTSPLY SIRONA	1,915,000	65,416,400

Dexcom *	1,075,000	100,297,500

Edwards Lifesciences *	1,370,000	94,913,600

IDEXX Laboratories *	105,000	45,913,350

Mettler-Toledo International *	69,320	76,811,412

Repligen *	430,000	68,374,300

STERIS PLC	535,000	117,389,700

Veeva Systems, Cl A *	620,000	126,139,000

Waters *	400,000	109,684,000

West Pharmaceutical Services	135,000	50,653,350

		1,134,537,688

INDUSTRIALS — 17.8%

AMETEK	1,225,000	181,006,000

Fortive	2,580,000	191,332,800

Graco	880,000	64,134,400

IDEX	575,000	119,611,500

Nordson	515,000	114,932,550

Rockwell Automation	240,000	68,608,800

Toro	1,230,000	102,213,000

Xylem	820,000	74,644,600

		916,483,650

INFORMATION TECHNOLOGY — 24.0%

Akamai Technologies *	650,000	69,251,000

ANSYS *	230,500	68,585,275

Autodesk *	450,000	93,109,500

Keysight Technologies *	525,000	69,462,750

MongoDB, Cl A *	230,000	79,547,800

Nutanix, Cl A *	3,400,000	118,592,000

Okta, Cl A *	2,120,000	172,801,200

Palo Alto Networks *	315,000	73,848,600

6	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND SEPTEMBER 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

Pure Storage, Cl A *	3,870,000	$137,849,400

Synopsys *	171,000	78,483,870

Workday, Cl A *	660,000	141,801,000

Zscaler *	845,000	131,473,550

		1,234,805,945

TOTAL COMMON STOCK (Cost $4,119,859,170)		4,897,430,029

CASH EQUIVALENTS** — 5.4%
Fidelity Investments - Money Market Treasury Only, Cl I, 5.200%	20,000,000	20,000,000

Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 5.256%	259,043,517	259,043,517

TOTAL CASH EQUIVALENTS (Cost $279,043,517)		279,043,517

TOTAL INVESTMENTS — 100.6% (Cost $4,398,902,687)		$5,176,473,546

Percentages are based on Net Assets of $5,147,037,027.

* Non-income producing security.

** Rate reported is the 7-day effective yield as of September 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CSC-QH-002-3100

7	CHAMPLAIN INVESTMENT	PARTNERS